BORROWINGS - Composition of Non-recourse Borrowings (Details) $ in Millions	Jun. 30, 2025 USD ($) year	Dec. 31, 2024 USD ($) year
Disclosure of detailed information about borrowings [line items]
Less: Current portion	$ (1,565)	$ (1,282)
Non-recourse borrowings	14,385	13,675
Non-recourse borrowings	$ 12,797	$ 12,493
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	6.80%	6.90%
Term (years) | year	8	8
Carrying value	$ 14,435	$ 13,844
Add: Unamortized premiums and discounts	8	6
Less: Unamortized financing fees	(81)	(75)
Less: Current portion	(1,565)	(1,282)
Non-recourse borrowings	12,797	12,493
Estimated fair value	14,385	13,675
Brookfield Wealth Solutions and associates
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 10	$ 13
Hydroelectric | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	7.70%	7.70%
Term (years) | year	6	6
Carrying value	$ 7,753	$ 7,599
Estimated fair value	$ 7,780	$ 7,555
Wind | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.90%	5.90%
Term (years) | year	8	8
Carrying value	$ 1,940	$ 2,004
Estimated fair value	$ 1,919	$ 1,943
Solar | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.90%	6.10%
Term (years) | year	11	11
Carrying value	$ 3,784	$ 3,514
Estimated fair value	$ 3,738	$ 3,484
Distributed energy & sustainable solutions | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.10%	5.10%
Term (years) | year	9	9
Carrying value	$ 958	$ 727
Estimated fair value	948	693
Subscription facility | The partnership
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 1	$ 1